CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 1,037	$ 1,708
Restricted bank deposit	1,063	1,110
Trade accounts receivable, net of allowance for doubtful accounts of $2,341 and $2,014 as of December 31, 2017 and 2016, respectively (Note 15)	12,456	10,310
Other accounts receivable and prepaid expenses (Note 3)	2,698	2,500
Inventories, net (Note 4)	4,876	5,492
Patents	5,283	0
TOTAL CURRENT ASSETS	27,413	21,120
LONG-TERM ASSETS
Severance pay funds (Note 2.l)	319	282
Deferred tax long term	4,505	4,223	[1]
Property and equipment, net (Note 6)	1,218	1,638
Other Intangible assets, net (Note 7)	11,910	13,901
Goodwill	7,026	7,026
Patents	0	5,283
Other non-current assets	1,807	0
TOTAL LONG-TERM ASSETS	26,785	32,353
TOTAL ASSETS	54,198	53,473
CURRENT LIABILITIES
Short-term bank loans	738	0
Trade accounts payable	5,838	3,958
Employees and payroll accruals	4,910	2,948
Related parties (Note 13.c)	61	56
Accrued expenses and other liabilities (Note 8)	3,739	3,497
Deferred revenue	1,511	1,633
Short-term liability for future earn-out	1,163	679
TOTAL CURRENT LIABILITIES	17,960	12,771
LONG-TERM LIABILITIES
Related parties (Note 13.d)	2,082	0
Deferred tax liability	49	156	[1]
Deferred revenues	668	423
Long-term liability for future earn-out	147	946
Accrued severance pay	585	453
TOTAL LONG TERM LIABILITIES	3,531	1,978
TOTAL LIABILITIES	21,491	14,749
Commitments and contingent liabilities (Note 9)
SHAREHOLDERS’ EQUITY (Note 12)
Ordinary shares, NIS 0.25 par value - authorized 18,000,000 shares, 14,958,339 shares issued and outstanding at December 31, 2017 and 14,938,339 shares issued and outstanding at December 31, 2016	1,026	1,024
Additional paid-in capital	82,157	81,515
Accumulated deficit	(50,476)	(43,815)
Total shareholders’ equity	32,707	38,724
Total liabilities and shareholders’ equity	$ 54,198	$ 53,473

[1]	See note 2 regarding the adoption of ASU No. 2015-17, Income Taxes.